CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 20,966	$ 19,875
Trade and other receivables	1,241	1,962
Value added and income taxes receivable	40,789	34,494
Prepaid expenses	2,642	3,893
Inventories	13,668	22,829
Total current assets	79,306	83,053
Non-current assets
Restricted cash	0	4,577
Mining interests	125,050	577,920
Deferred tax asset	0	3,763
Long term stock pile	0	0
Value added tax receivable	0	7,344
Other non-current assets	910	1,160
Total assets	205,266	677,817
Current liabilities
Trade and other payables	19,593	31,781
Income tax payable	3,298	1,558
Other taxes payable	1,200	2,035
Current portion of long-term debt	30,310	50,841
Total current liabilities	54,401	86,215
Non-current liabilities
Other taxes payable	18,805	14,120
Deferred tax liability	7,457	28,428
Decommissioning liability	11,646	29,790
Long-term debt	47,625	52,906
Warrant liability	44	1,066
Other long-term liabilities	5,557	4,162
Total liabilities	145,535	216,687
Shareholders' equity
Share capital	915,641	908,923
Shares reserved for future issuance	243	297
Contributed surplus	57,630	58,857
Accumulated other comprehensive loss	(845)	(3,694)
Deficit	(912,938)	(503,253)
Total shareholders' equity	59,731	461,130
Total liabilities and shareholders' equity	$ 205,266	$ 677,817